FAIR VALUE MEASUREMENTS (Schedule of Warrants Follows at Initial Measurement) (Details) - USD ($)	1 Months Ended	6 Months Ended
	Feb. 16, 2021	Jun. 30, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of Class A ordinary share (in Dollars per share)	$ 9.79
Private Placement
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate	0.73%	0.93%
Expected term (years)	5 years 10 months 13 days	5 years 4 months 17 days
Expected volatility	42.60%	45.80%
Exercise price	$ 11.50	$ 11.50
Fair value of Unit	$ 10	$ 10
Fair value of Class A ordinary share (in Dollars per share)	$ 9.79	$ 9.89
Public Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate	0.73%
Expected term (years)	5 years 10 months 13 days
Expected volatility	23.20%
Exercise price	$ 11.50
Fair value of Unit	$ 10